Average Annual Total Returns - FidelityMidCapIndexSmallCapIndexFunds-ComboPRO - FidelityMidCapIndexSmallCapIndexFunds-ComboPRO - Fidelity Small Cap Index Fund	Jun. 29, 2024
Fidelity Small Cap Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	17.12%
Past 5 years	10.07%
Past 10 years	7.32%
Fidelity Small Cap Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	16.65%
Past 5 years	9.46%
Past 10 years	6.45%
Fidelity Small Cap Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	10.34%
Past 5 years	7.89%
Past 10 years	5.64%
RS002
Average Annual Return:
Past 1 year	16.93%
Past 5 years	9.97%
Past 10 years	7.16%